Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Group’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	For the six-month ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Loss before income taxes	(3,999)	(13,542)	(9,992)

Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(680)	(268)	(198)
Reconciling items:
Non-deductible expenses	144	42	31
Government grant not subject to tax	(6)	(5)	(4)
Valuation allowance for tax losses	545	226	167
Others	(3)	5	4
Tax charge	-	-	-

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of June 30, 2024 and December 31, 2023 are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	2,635	2,079	1,534
Less: Valuation allowance	(2,635)	(2,079)	(1,534)
Total deferred tax assets	-	-	-

Deferred tax liabilities
Total deferred tax liabilities	32	32	24